Organization	3 Months Ended
Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

NOTE 1 - Organization

Aerkomm Inc. (formerly Maple Tree Kids Inc.) ("Aerkomm") was incorporated on August 14, 2013 in the State of Nevada. Aerkomm was a retail distribution company selling all of its products over the internet in the United States, operating in the infant and toddler products business market.

On December 28, 2016, Aircom Pacific Inc. ("Aircom") purchased 140,000 shares of Aerkomm's common stock, representing approximately 86.3% of Aerkomm's issued and outstanding common stock as of the closing date of purchase. As a result of the transaction, Aircom became the controlling shareholder of Aerkomm.

On February 13, 2017, Aerkomm entered into a share exchange agreement ("Exchange Agreement") with Aircom and its shareholders, pursuant to which Aerkomm acquired 100% of the issued and outstanding capital stock of Aircom in exchange for approximately 99.7% of the issued and outstanding capital stock of Aerkomm (or 87.81% on a fully-diluted basis). As a result of the share exchange, Aircom became a wholly-owned subsidiary of Aerkomm, and the former shareholders of Aircom became the holders of approximately 99.7% of Aerkomm's issued and outstanding capital stock.

Aircom was incorporated on September 29, 2014 under the laws of the State of California.

On December 31, 2014, Aircom acquired a newly incorporated subsidiary, Aircom Pacific Ltd. ("Aircom Seychelles"), a corporation formed under the laws of the Republic of Seychelles. Aircom Seychelles was formed to facilitate Aircom's global corporate structure for both business operations and tax planning. Presently, Aircom Seychelles has no operations. Aircom is working with corporate and tax advisers in finalizing its global corporate structure and has not yet concluded its final plan.

On October 17, 2016, Aircom acquired a wholly owned subsidiary, Aircom Pacific Inc. Limited ("Aircom HK"), a corporation formed under the laws of Hong Kong. The purpose of Aircom HK is to conduct Aircom's business and operations in Hong Kong. Presently, its primary function is business development, both with respect to airlines as well as content providers and advertisement partners based in Hong Kong. Aircom HK is also actively seeking strategic partnerships whom Aircom may leverage in order to provide more and better services to its customers. Aircom also plans to provide local supports to Hong Kong-based airlines via Aircom HK and teleports located in Hong Kong.

On December 15, 2016, Aircom acquired a wholly owned subsidiary, Aircom Japan, Inc. ("Aircom Japan"), a corporation formed under the laws of Japan. The purpose of Aircom Japan is to conduct business development and operations located within Japan. Aircom Japan is in the process of applying for, and will be the holder of, Satellite Communication Blanket License in Japan, which is necessary for Aircom to provide services within Japan. Aircom Japan will also provide local supports to airlines operating within the territory of Japan.

Aircom Telecom LLC ("Aircom Taiwan"), which became a wholly owned subsidiary of Aircom in December 2017, was organized under the laws of Taiwan on June 29, 2016.Aircom Taiwan is responsible for Aircom's business development efforts and general operations within Taiwan.  The Company is currently planning to locate the site of our first ground station in Taiwan and expects to raise sufficient funds to move forward with this project (although that cannot be guaranteed), Aircom Taiwan will play a significant role in building and operating that ground station.

On June 13, 2018, Aerkomm established a new wholly owned subsidiary, Aerkomm Taiwan Inc. ("Aerkomm Taiwan"), a corporation formed under the laws of Taiwan. The purpose of Aerkomm Taiwan is to purchase a parcel of land for ground station building and operate the ground station for data processing.

On November 15, 2018, Aircom Taiwan acquired a wholly owned subsidiary, Beijing Yatai Communication Co., Ltd. ("Aircom Beijing"), a corporation formed under the laws of China. The purpose of Aircom Beijing is to conduct Aircom's business and operations in China. Presently, its primary function is business development, both with respect to airlines as well as content providers and advertisement partners based in China as most business conducted in China requires a local registered company. Aircom Beijing is also actively seeking strategic partnerships whom Aircom may leverage in order to provide more and better services to its customers. Aircom also plans to provide local supports to China-based airlines via Aircom Beijing and teleports located in China.

Aircom and its subsidiaries (the "Company") are full-service, development stage providers of in-flight entertainment and connectivity solutions with their initial market in the Asian Pacific region.

The Company has not generated significant revenues, excluding non-recurring revenues from affiliates in the second quarter of fiscal 2018, and will incur additional expenses as a result of being a public reporting company. Currently, the Company has taken measures that management believes will improve its financial position by financing activities, including through ongoing public offerings, short-term borrowings and equity contributions. On April 23, 2019, the Company filed a post-effective amendment No. 2 with the Securities and Exchange Commission (the "SEC"), to extend the public offering to attempt to raise the remaining $16.44 million of the originally registered public offering amount, as well as the $9 million over-subscription option amount (see Note 11). Furthermore, two of the Company's current shareholders (the "Lenders") each committed to provide to the Company a $10 million bridge loan (together, the "Loans") for an aggregate principal amount of $20 million, to bridge the Company's cash flow needs prior to its obtaining a mortgage loan to be secured by a parcel of land (the "Land") the Company intends to purchase in Taiwan. The Lenders also agreed to an earlier closing of up to 25% of the principal amounts of the Loans upon the Company's request prior to the time that title to the Land is vested in the Company's subsidiary, Aerkomm Taiwan, to pay the outstanding payable to the Company's vendors (see Note 17). With the $16.44 million to be raised in the remainder of the Company's ongoing public offering and the $20 million in Loans committed by the Lenders, the Company believes its working capital will be adequate to sustain its operations for the next twelve months.

On January 16, 2019, the Company completed a 1-for-5 reverse split of the Company's authorized, issued and outstanding shares of common stock, which was completed by the filing of a Certificate of Change Pursuant to NRS 78.209 with the Nevada Secretary of State on December 26, 2018 (see Note 15). All of the references in these financial statements to authorized common stock and issued and outstanding common stock have been adjusted to reflect this reverse split.